SHARE-BASED PAYMENTS - Performance Share Units (Details) - Performance Share Units (PSU)	12 Months Ended
Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,182,980
Number of other equity instruments canceled in share-based payment arrangement (in shares)	82,392